Related Party Transaction	12 Months Ended
Jun. 30, 2026
Related Party Transaction [Abstract]
Related Party Transaction

Note 6 – Related Party Transaction

Other payables – related parties

During the years ended June 30, 2026 and 2025, other payables – related parties represent reimbursement from related parties and the Company’s executive management, Mr. Au for out-of-pocket expenses incurred for business purposes. The balances due to Mr. Au were approximately $10,787 and $2,539 respectively as of June 30, 2026 and 2025.

During the years ended June 30, 2026 and 2025, the expenses paid for TCM formula and materials for product development to Regeneration Company Limited, a related company, were approximately $0.07 million and $0.07 million, respectively. The reimbursement to Regeneration Company Limited for out-of-pocket expenses incurred for research and development purposes were approximately $0.21 million and $0.21 million, respectively. The balance due to Regeneration Company Limited was nil and nil respectively as of June 30, 2026 and 2025.

On May 26, 2026, we entered into an Option Repurchase Agreement with Dr. Wing Yan (William) Lo and Ms. Evana Yee Wah Hui under which we repurchased 70,600 vested options from Dr. Wing Yan (William) Lo and 19,000 vested options from Ms. Evana Yee Wah Hui, in each case at $15.00 per option less the exercise price of the options repurchased. The aggregate cash consideration was $1,279,946.